OTHER FINANCIAL DATA - OTHER INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Storage Rights [Member]	Dec. 31, 2011 Storage Rights [Member]	Dec. 31, 2012 Development Rights [Member]	Dec. 31, 2011 Development Rights [Member]	Dec. 31, 2008 Development Rights [Member]	Dec. 31, 2012 Other Intangible Assets [Member]	Dec. 31, 2011 Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 479	$ 481		$ 138	$ 138	$ 322	$ 322	$ 460	$ 19	$ 21
Finite-Lived Intangible Assets, Accumulated Amortization	(43)	(33)		(13)	(10)	(27)	(21)		(3)	(2)
Finite-Lived Intangible Assets, Net	436	448
Finite-Lived Intangible Assets Amortization Expense	10	10	10
Finite Lived Intangible Assets, Future Amortization Expense Per Year	$ 10
Finite Lived Intangible Assets, Storage Rights Amortization Period	46
Finite Lived Intangible Assets, Development Rights Amortization Period	50
Finite Lived Intangible Assets, Other Intangibles Amortization Period, Minimum	15